UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway
         Suite 277
         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     August 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     99

Form13F Information Table Value Total:     $117,563 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      280     2280 SH       SOLE                     2280
Agilent Technologies           COM              00846u101      917    38791 SH       SOLE                    38791
Albertson's Inc                COM              013104104     1007    33075 SH       SOLE                    33075
American Express               COM              025816109     3900   107375 SH       SOLE                   107375
AT&T Wireless                  COM              00209a106       91    15540 SH       SOLE                    15540
B I S Y S Group Inc            COM              055472104      383    11500 SH       SOLE                    11500
Baker Hughes                   COM              057224107      950    28550 SH       SOLE                    28550
Banc One                       COM              06423A103     2201    57200 SH       SOLE                    57200
Bank of New York Inc           COM              064057102      354    10480 SH       SOLE                    10480
BellSouth Cap Fdg 7.375%       PFD                             210     8000 SH       SOLE                     8000
Berkshire Hathaway Class B     COM              084670207    16264     7280 SH       SOLE                     7280
Biomet Incorporated            COM              090613100      222     8200 SH       SOLE                     8200
Boeing                         COM              097023105     3297    73260 SH       SOLE                    73260
BP PLC ADR                     COM              055622104      809    16016 SH       SOLE                    16016
Bravo! Foods Intl              COM              105666101        8    20000 SH       SOLE                    20000
Bristol-Myers Squibb           COM              110122108     2123    82592 SH       SOLE                    82592
ChevronTexaco                  COM              166764100     1444    16321 SH       SOLE                    16321
Chico's FAS Inc                COM              168615102      370    10200 SH       SOLE                    10200
cisco Systems                  COM              17275R102      198    14200 SH       SOLE                    14200
Citigroup Inc                  COM              172967101      498    12859 SH       SOLE                    12859
Conoco Inc                     COM              208251504      936    33675 SH       SOLE                    33675
Cooper Industries Ltd          COM              216669101     2041    51926 SH       SOLE                    51926
Cree Inc                       COM              225447101      173    13075 SH       SOLE                    13075
Dow Chemical                   COM              260543103      577    16780 SH       SOLE                    16780
Duke Capital Pfd 7.375%        PFD                             270    10800 SH       SOLE                    10800
Duke Capital Pfd 8.375%        PFD                             359    13400 SH       SOLE                    13400
Duke Weeks Rlt Pf 8.25%        PFD                             250     9600 SH       SOLE                     9600
E*Trade Group                  COM              269246104      152    27870 SH       SOLE                    27870
Eastman Kodak                  COM              277461109      311    10665 SH       SOLE                    10665
Electronic Data Systems        COM              285661104      322     8675 SH       SOLE                     8675
Exxon Mobil Corp               COM              30231G102     5435   132821 SH       SOLE                   132821
Fedex Corp                     COM              31428X106     1867    34955 SH       SOLE                    34955
Fidelity Magellan Fd                                           218     2468 SH       SOLE                     2468
First Ind Rlty Pfd 7.9%        PFD                             317    12900 SH       SOLE                    12900
Ford Motor                     COM              345370860     1312    82007 SH       SOLE                    82007
Gannett                        COM              364730101     1987    26175 SH       SOLE                    26175
Gateway Inc                    COM              367626108      506   113900 SH       SOLE                   113900
General Electric               COM              369604103      766    26362 SH       SOLE                    26362
General Motors                 COM              370442105     2839    53124 SH       SOLE                    53124
Gillette                       COM              375766102     1019    30100 SH       SOLE                    30100
H & R Block Inc                COM              093671105     2026    43892 SH       SOLE                    43892
Halliburton                    COM              406216101     3096   194200 SH       SOLE                   194200
Hercules Tr I Pfd 9.42%        PFD                             395    16900 SH       SOLE                    16900
Hewlett-Packard                COM              428236103     3160   206825 SH       SOLE                   206825
Home Depot Inc                 COM              437076102     2961    80611 SH       SOLE                    80611
Honeywell Intl Inc             COM              438516106      425    12073 SH       SOLE                    12073
Hubbell Inc Cl B               COM              443510201      856    25080 SH       SOLE                    25080
Hughes Electronics             COM              370442832      630    60576 SH       SOLE                    60576
Int'l Business Machines        COM              459200101      677     9398 SH       SOLE                     9398
Int'l Flavors & Frag           COM              459506101     1597    49165 SH       SOLE                    49165
Int'l Paper Pfd 7.875%         PFD                             719    28800 SH       SOLE                    28800
Johnson & Johnson              COM              478160104      966    18493 SH       SOLE                    18493
Kimberly-Clark Corp            COM              494368103      449     7246 SH       SOLE                     7246
Lilly Eli & Company            COM              532457108      368     6527 SH       SOLE                     6527
Lockheed Martin Corp           COM              539830109     1001    14400 SH       SOLE                    14400
Lowe's Companies               COM              548661107     2135    47020 SH       SOLE                    47020
Matthews Korea Fd                                              84     18993 SH       SOLE                1    8993
MBNA Corp                      COM              55262L100      645    19498 SH       SOLE                    19498
McDonalds Corp                 COM              580135101     2603    91500 SH       SOLE                    91500
Mellon Financial               COM              58551A108     1986    63180 SH       SOLE                    63180
Merck & Co                     COM              589331107      641    12650 SH       SOLE                    12650
Migratec Inc                   COM                               6    25000 SH       SOLE                    25000
Moody's Corporation            COM              615369105     1285    25825 SH       SOLE                    25825
Motorola                       COM              620076109     3010   208750 SH       SOLE                   208750
New Plan Excel Realty          COM              648053106      494    23700 SH       SOLE                    23700
Nike Inc Cl B                  COM              654106103      389     7250 SH       SOLE                     7250
Noble Drilling Corp            COM              655042109      220     5700 SH       SOLE                     5700
Palm Inc                       COM              696642107      322   183025 SH       SOLE                   183025
Pepsico                        COM              713448108     1589    32960 SH       SOLE                    32960
Pfizer Incorporated            COM              717081103      485    13850 SH       SOLE                    13850
Philip Morris                  COM              718154107      264     6051 SH       SOLE                     6051
PNC Financial Services         COM              693475105      965    18450 SH       SOLE                    18450
Procter & Gamble               COM              742718109      202     2262 SH       SOLE                     2262
Rowan Companies                COM              779382100      596    27800 SH       SOLE                    27800
Royce Total Return Fd                                          115    12708 SH       SOLE                1    2708
Russell 2000 i Shares                                         2712    29920 SH       SOLE                    29920
Sabine Royalty Trust           COM              785688102      205     9000 SH       SOLE                     9000
Schering Plough Corp           COM              806605101     2245    91270 SH       SOLE                    91270
Schlumberger                   COM              806857108      471    10120 SH       SOLE                    10120
Sealed Air $2.00 Cv Pfd                                       1602    39225 SH       SOLE                    39225
Sealed Air Corp                COM              81211K100      713    17700 SH       SOLE                    17700
Sprint Corp (FON Group)        COM              852061100      236    22228 SH       SOLE                    22228
Stewart Enterprises            COM              860370105       65    10250 SH       SOLE                    10250
Tellabs Inc                    COM              879664100      538    86704 SH       SOLE                    86704
Texas Instruments              COM              882508104      213     8976 SH       SOLE                     8976
Thomas & Betts                 COM              884315102     3255   175003 SH       SOLE                   175003
U S Bancorp                    COM              902973304     2572   110166 SH       SOLE                   110166
UDS Pfd 8.32% (Call 6/30/02 @  PFD                             332    13400 SH       SOLE                    13400
United Technologies            COM              913017109      462     6800 SH       SOLE                     6800
USG Corp                       COM              903293405      518    72400 SH       SOLE                    72400
Wachovia Corp                  COM              929771103     3726    97580 SH       SOLE                    97580
Wachovia DEPs                  PFD                              12    32900 SH       SOLE                    32900
Weatherford Intl Ltd           COM              947074100      252     5825 SH       SOLE                     5825
Weingarten Realty              COM              948741103      255     7200 SH       SOLE                     7200
Weingarten Rlty Pfd 7.44%      PFD                             347    13800 SH       SOLE                    13800
Wendy's International          COM              950590109      280     7028 SH       SOLE                     7028
Worldcom Inc - Worldcom Group  COM              981570106        5    18851 SH       SOLE                    18851
Wyeth                          COM              983024100      788    15400 SH       SOLE                    15400
YUM! Brands                    COM              895953107     1214    41520 SH       SOLE                    41520